Accounts Payable to Suppliers and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Accounts Payable to Suppliers and Accrued Expenses [Abstract]
Accounts payable to suppliers and accrued expenses
14.	Accounts payable to suppliers and accrued expenses

Trade accounts payables to the Group’s suppliers principally comprise amounts outstanding for trade purchases, raw material, and ongoing costs.

The Group has financial risk management policies (see note 20) to ensure that all accounts payable are paid within the previously agreed credit terms.

Supplier finance arrangements:

Supplier financing agreements are characterized by one or more banks offering to pay the amounts a company owes its suppliers. The company subsequently pays the banks according to the original terms and conditions agreed upon with the suppliers. These agreements provide the entity’s suppliers with early payment terms, compared to the payment due date of the related invoice.

The Group has established certain supplier financing agreements with five local banks (Banamex, BBVA, HSBC, Santander, and Sabadell), through which suppliers can discount their invoices before the payment period originally agreed upon with the Company. The Group is not involved in suppliers’ decisions to join these programs, and there is no substantial impact on the payment terms, amounts payable, or their liquidity. Each supplier bears the financial cost of the discount. The Group has no financial interest in suppliers’ decisions to participate in the program and does not provide any guarantees in connection with the agreements.

As of December 31, 2025, 2024, and 2023, the average payment period to Betterware’s suppliers is 4 months mainly for its commercial purchases and to Jafra’s suppliers is 30 days for the commercial area and 90 days for the manufacturing area, which is consistent both for suppliers that participate in financing agreements and for comparable ones that are not part of said programs, consequently, the Group liquidates the financial institution within the period originally agreed with the supplier.

There were no impacts on liabilities under supplier financing arrangements in any of the periods as a result of business combinations or exchange rate differences, nor were there any transfers of trade payables to financial debt.

The carrying amounts of liabilities under supplier financing arrangements are considered to reasonably approximate their fair values due to their short-term nature.

The existing financial arrangements are described below:

Bank	Company	Arrangements amount	Currency	Liabilities under finance arrangement				The supplier has received payment from the finance provider
				2025		2024	2023	2025		2024	2023
Banamex	BWM	160,000	MXN	Ps.	-	-	94,352	Ps.	-	-	46,225
Banamex	BWM	16,500	USD		-	118,181	185,607		-	118,181	185,607
BBVA	BWM	800,000	MXN		173,882	163,065	114,495		114,652	109,083	86,786
BBVA	JAFRA	150,000	MXN		205,281	31,265	39,226		108,308	31,265	39,226
HSBC	BWM	50,000	USD		322,933	318,861	311,987		277,244	318,861	311,987
			MXN		91,030	124,291	100,835		65,686	103,498	80,923
HSBC	JAFRA	15,000	USD		17,841	56,369	1,480		7,959	56,369	1,480
Santander	BWM	10,000	USD		-	19,772	81,080		-	19,772	81,080
Sabadell	BWM	6,000	USD		-	16,388	28,514		-	16,388	28,514
				Ps.	810,967	848,192	957,576	Ps.	573,849	773,417	861,828

The Company pays banks an annual fee for supplier financing agreements. At the end of 2025, 2024 and 2023, this amounted to Ps. 6,888, Ps. 13,060 and Ps. 13,389, respectively.

Accrued expenses:

The Group’s accrued expenses mainly comprise outstanding payment amounts (retention of income taxes and VAT) and social security’s contributions (IMSS, SAR and INFONAVIT) expenses among other accrued expenses.